Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Interest receivable	$ 8,397	$ 9,269
Due from Government institutions and income tax receivables	7,372	5,457
Prepaid expenses and vendor downpayments	3,955	5,499
Other	1,494	1,122
Other current assets	$ 21,218	$ 21,347